UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.9%                                 56,100   Boeing Co.                                        $   4,987,851
                                                           12,400   General Dynamics Corp.                                  947,360
                                                           77,000   Honeywell International, Inc.                         3,546,620
                                                              600   L-3 Communications Holdings, Inc.                        52,482
                                                           15,500   Lockheed Martin Corp.                                 1,503,810
                                                           15,300   Northrop Grumman Corp.                                1,135,566
                                                           69,300   Raytheon Co.                                          3,635,478
                                                           37,700   United Technologies Corp.                             2,450,500
                                                                                                                      -------------
                                                                                                                         18,259,667
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.2%                              9,800   FedEx Corp.                                           1,052,814
                                                           94,500   United Parcel Service, Inc. Class B                   6,624,450
                                                                                                                      -------------
                                                                                                                          7,677,264
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                            35,013   Southwest Airlines Co.                                  514,691
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                      8,200   Bandag, Inc.                                            415,658
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                         50,800   Ford Motor Co. (d)                                      400,812
                                                           16,800   General Motors Corp.                                    514,752
                                                           11,400   Harley-Davidson, Inc.                                   669,750
                                                                                                                      -------------
                                                                                                                          1,585,314
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.7%                                           56,500   The Coca-Cola Co.                                     2,712,000
                                                           55,200   Constellation Brands, Inc. Class A (a)                1,169,136
                                                               12   Molson Coors Brewing Co. Class B                          1,135
                                                            6,210   PepsiCo, Inc.                                           394,708
                                                                                                                      -------------
                                                                                                                          4,276,979
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%                                       48,380   Amgen, Inc. (a)                                       2,703,474
                                                            8,610   Biogen Idec, Inc. (a)                                   382,112
                                                            2,200   Genzyme Corp. (a)                                       132,044
                                                           31,600   Tanox, Inc. (a)                                         592,816
                                                                                                                      -------------
                                                                                                                          3,810,446
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                                    4,700   Masco Corp.                                             128,780
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%                                     11,400   Ameriprise Financial, Inc.                              651,396
                                                           23,100   The Bank of New York Co., Inc.                          936,705
                                                            2,500   The Bear Stearns Cos., Inc.                             375,875
                                                           25,200   The Charles Schwab Corp.                                460,908
                                                           36,150   Franklin Resources, Inc.                              4,368,005
                                                           16,300   The Goldman Sachs Group, Inc.                         3,368,069
                                                           43,500   Janus Capital Group, Inc.                               909,585
                                                           27,200   Mellon Financial Corp.                                1,173,408
                                                            1,400   Northern Trust Corp.                                     84,196
                                                            8,300   State Street Corp.                                      537,425
                                                           18,900   T. Rowe Price Group, Inc.                               891,891
                                                                                                                      -------------
                                                                                                                         13,757,463
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                                            4,000   Air Products & Chemicals, Inc.                          295,560
                                                            3,100   Ashland, Inc.                                           203,360
                                                           27,000   MacDermid, Inc.                                         941,490
                                                           23,500   Monsanto Co.                                          1,291,560
                                                              900   PPG Industries, Inc.                                     63,279
                                                           61,700   Praxair, Inc.                                         3,884,632
                                                            5,600   Rohm & Haas Co.                                         289,632
                                                                                                                      -------------
                                                                                                                          6,969,513
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.2%                                    15,425   BB&T Corp.                                        $     632,734
                                                              200   Comerica, Inc.                                           11,824
                                                            5,818   Compass Bancshares, Inc.                                400,278
                                                           23,434   Fifth Third Bancorp                                     906,661
                                                           11,000   Huntington Bancshares, Inc.                             240,350
                                                            7,000   KeyCorp                                                 262,290
                                                           15,600   Marshall & Ilsley Corp.                                 722,436
                                                           28,461   National City Corp.                                   1,060,172
                                                           12,102   PNC Financial Services Group, Inc. (b)                  870,981
                                                           24,700   Placer Sierra Bancshares                                668,382
                                                           20,998   Regions Financial Corp.                                 742,699
                                                           55,000   SunTrust Banks, Inc.                                  4,567,200
                                                            1,300   Synovus Financial Corp.                                  42,042
                                                           56,600   TD Banknorth, Inc.                                    1,820,256
                                                           67,454   U.S. Bancorp                                          2,358,866
                                                            7,680   Wachovia Corp.                                          422,784
                                                          127,610   Wells Fargo & Co.                                     4,393,612
                                                                                                                      -------------
                                                                                                                         20,123,567
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.6%                      56,536   Adesa, Inc.                                           1,562,090
                                                           11,000   Allied Waste Industries, Inc. (a)                       138,490
                                                            5,500   Equifax, Inc.                                           200,475
                                                           23,900   Robert Half International, Inc.                         884,539
                                                          128,800   Synagro Technologies, Inc.                              734,160
                                                           11,700   Waste Management, Inc.                                  402,597
                                                                                                                      -------------
                                                                                                                          3,922,351
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.4%                            19,900   Avaya, Inc. (a)                                         235,019
                                                               14   Ciena Corp. (a)                                             391
                                                          137,000   Cisco Systems, Inc. (a)                               3,497,610
                                                           14,900   Comverse Technology, Inc. (a)                           318,115
                                                           95,200   Corning, Inc. (a)                                     2,164,848
                                                          122,200   Juniper Networks, Inc. (a)                            2,404,896
                                                          209,303   Motorola, Inc.                                        3,698,384
                                                           64,300   QUALCOMM, Inc.                                        2,743,038
                                                           10,200   SafeNet, Inc. (a)                                       288,660
                                                           20,005   Tellabs, Inc. (a)                                       198,050
                                                                                                                      -------------
                                                                                                                         15,549,011
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.9%                             38,570   Apple Computer, Inc. (a)                              3,583,539
                                                          187,470   Dell, Inc. (a)                                        4,351,179
                                                           96,708   EMC Corp. (a)                                         1,339,406
                                                          184,707   Hewlett-Packard Co.                                   7,414,139
                                                           61,847   International Business Machines Corp.                 5,829,698
                                                            4,300   Lexmark International, Inc. Class A (a)                 251,378
                                                            1,100   NCR Corp. (a)                                            52,547
                                                           16,500   Network Appliance, Inc. (a)                             602,580
                                                          154,600   Sun Microsystems, Inc. (a)                              929,146
                                                                                                                      -------------
                                                                                                                         24,353,612
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%                                    58,190   American Express Co.                                  3,281,916
                                                           23,144   Capital One Financial Corp.                           1,746,446
                                                                                                                      -------------
                                                                                                                          5,028,362
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                              14,600   Pactiv Corp. (a)                                  $     492,604
                                                              500   Temple-Inland, Inc.                                      29,870
                                                                                                                      -------------
                                                                                                                            522,474
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.2%                        6,200   Apollo Group, Inc. Class A (a)                          272,180
                                                            2,700   Educate, Inc. (a)                                        20,682
                                                              400   H&R Block, Inc.                                           8,416
                                                            1,700   Laureate Education, Inc. (a)                            100,249
                                                           58,270   The ServiceMaster Co.                                   896,775
                                                                                                                      -------------
                                                                                                                          1,298,302
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.3%                     205,666   Bank of America Corp. (g)                            10,493,079
                                                           56,800   CIT Group, Inc.                                       3,005,856
                                                            6,383   Chicago Mercantile Exchange Holdings, Inc.            3,398,692
                                                          281,913   Citigroup, Inc.                                      14,473,413
                                                            1,700   IntercontinentalExchange, Inc. (a)                      207,757
                                                          161,163   JPMorgan Chase & Co.                                  7,797,066
                                                            5,400   Moody's Corp.                                           335,124
                                                                                                                      -------------
                                                                                                                         39,710,987
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                             363,405   AT&T, Inc.                                           14,329,059
Services - 3.1%                                             6,552   Embarq Corp.                                            369,205
                                                          119,040   Verizon Communications, Inc.                          4,513,997
                                                           20,900   Windstream Corp.                                        307,021
                                                                                                                      -------------
                                                                                                                         19,519,282
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                                   7,400   Allegheny Energy, Inc. (a)                              363,636
                                                            8,200   American Electric Power Co., Inc.                       399,750
                                                          171,224   Duke Energy Corp.                                     3,474,135
                                                           14,600   Edison International                                    717,298
                                                           29,424   Exelon Corp.                                          2,021,723
                                                           17,800   FPL Group, Inc.                                       1,088,826
                                                            7,300   FirstEnergy Corp.                                       483,552
                                                           59,800   PPL Corp.                                             2,445,820
                                                            4,400   Pinnacle West Capital Corp.                             212,300
                                                                                                                      -------------
                                                                                                                         11,207,040
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%                                25,500   Emerson Electric Co.                                  1,098,795
                                                              700   Rockwell Automation, Inc.                                41,909
                                                                                                                      -------------
                                                                                                                          1,140,704
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                                     11,200   Aeroflex, Inc. (a)                                      147,280
Instruments - 0.2%                                         28,200   Agilent Technologies, Inc. (a)                          950,058
                                                            8,200   Jabil Circuit, Inc.                                     175,562
                                                            6,300   Molex, Inc.                                             177,660
                                                           41,000   Solectron Corp. (a)                                     129,150
                                                                                                                      -------------
                                                                                                                          1,579,710
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.3%                         23,600   BJ Services Co.                                         658,440
                                                            8,900   Baker Hughes, Inc.                                      588,557
                                                            5,900   Diamond Offshore Drilling, Inc.                         477,605
                                                           71,900   Halliburton Co.                                       2,282,106
                                                           13,000   Hydril Co. (a)                                        1,251,120
                                                            2,900   Nabors Industries Ltd. (a)                               86,043
                                                            5,700   National Oilwell Varco, Inc. (a)                        443,403
                                                           14,900   Rowan Cos., Inc.                                        483,803

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           10,700   Transocean, Inc. (a)                              $     874,190
                                                           23,800   Weatherford International Ltd. (a)                    1,073,380
                                                                                                                      -------------
                                                                                                                          8,218,647
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.8%                            33,413   CVS Corp./Caremark Corp.                              1,140,721
                                                           21,000   Costco Wholesale Corp.                                1,130,640
                                                          137,400   The Kroger Co.                                        3,881,550
                                                               13   SUPERVALU INC.                                              508
                                                           11,400   Safeway, Inc.                                           417,696
                                                           14,600   Smart & Final, Inc. (a)                                 317,842
                                                           99,505   Wal-Mart Stores, Inc.                                 4,671,760
                                                                                                                      -------------
                                                                                                                         11,560,717
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                                       20,138   Campbell Soup Co.                                       784,375
                                                          167,200   ConAgra Foods, Inc.                                   4,164,952
                                                           10,900   HJ Heinz Co.                                            513,608
                                                           17,800   Kraft Foods, Inc.                                       563,548
                                                           27,300   McCormick & Co., Inc.                                 1,051,596
                                                          128,200   Tyson Foods, Inc. Class A                             2,488,362
                                                                                                                      -------------
                                                                                                                          9,566,441
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                                        3,800   Questar Corp.                                           338,998
                                                           14,312   Spectra Energy Corp.                                    375,976
                                                                                                                      -------------
                                                                                                                            714,974
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.1%                    20,900   Baxter International, Inc.                            1,100,803
                                                           31,800   Biomet, Inc.                                          1,351,182
                                                            4,700   Biosite, Inc. (a)                                       394,659
                                                           61,807   Boston Scientific Corp. (a)                             898,674
                                                            6,400   Cooper Cos., Inc.                                       311,168
                                                           64,000   IntraLase Corp. (a)                                   1,598,720
                                                            7,400   Stryker Corp.                                           490,768
                                                            6,100   Zimmer Holdings, Inc. (a)                               521,001
                                                                                                                      -------------
                                                                                                                          6,666,975
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 4.6%                    76,600   Aetna, Inc.                                           3,354,314
                                                           58,300   AmerisourceBergen Corp.                               3,075,325
                                                           61,955   Cardinal Health, Inc.                                 4,519,617
                                                           24,900   Cigna Corp.                                           3,552,234
                                                            1,800   Express Scripts, Inc. (a)                               145,296
                                                           18,800   Horizon Health Corp. (a)                                367,540
                                                           43,500   Humana, Inc. (a)                                      2,523,870
                                                           64,700   McKesson Corp.                                        3,787,538
                                                               16   Medco Health Solutions, Inc. (a)                          1,160
                                                           10,300   Sierra Health Services, Inc. (a)                        424,051
                                                           21,100   Triad Hospitals, Inc. (a)                             1,102,475
                                                           43,800   United Surgical Partners International, Inc. (a)      1,349,478
                                                           52,213   UnitedHealth Group, Inc.                              2,765,723
                                                           22,057   WellPoint, Inc. (a)                                   1,788,823
                                                                                                                      -------------
                                                                                                                         28,757,444
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.1%                              27,700   Dendrite International, Inc. (a)                        433,782
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.1%                           27   Carnival Corp.                                            1,265
                                                           22,200   Four Seasons Hotels, Inc.                             1,782,660
                                                           15,900   Harrah's Entertainment, Inc. (g)                      1,342,755
                                                           17,598   Hilton Hotels Corp.                                     632,824

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            4,400   MGM Mirage (a)                                    $     305,888
                                                           29,400   Marriott International, Inc. Class A                  1,439,424
                                                           44,782   McDonald's Corp.                                      2,017,429
                                                            2,200   OSI Restaurant Partners, Inc.                            86,900
                                                          120,000   Starbucks Corp. (a)                                   3,763,200
                                                            9,100   Starwood Hotels & Resorts Worldwide, Inc.               590,135
                                                            3,500   Station Casinos, Inc.                                   302,995
                                                            1,300   Tim Hortons, Inc.                                        39,546
                                                            6,544   Wendy's International, Inc.                             204,827
                                                            2,420   Wyndham Worldwide Corp. (a)                              82,643
                                                           11,600   Yum! Brands, Inc.                                       670,016
                                                                                                                      -------------
                                                                                                                         13,262,507
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%                                   3,000   Black & Decker Corp.                                    244,860
                                                            2,200   DR Horton, Inc.                                          48,400
                                                            2,900   Harman International Industries, Inc.                   278,632
                                                            8,100   Leggett & Platt, Inc.                                   183,627
                                                              700   Pulte Homes, Inc.                                        18,522
                                                                                                                      -------------
                                                                                                                            774,041
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.1%                                  16,400   Colgate-Palmolive Co.                                 1,095,356
                                                           14,000   Kimberly-Clark Corp.                                    958,860
                                                           72,605   The Procter & Gamble Co.                              4,585,732
                                                                                                                      -------------
                                                                                                                          6,639,948
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.7%                                         42,100   Affiliated Computer Services, Inc. Class A (a)        2,478,848
                                                           15,500   Automatic Data Processing, Inc.                         673,863
                                                            3,875   Broadridge Financial Solutions Inc. (a)                  76,337
                                                            7,500   Computer Sciences Corp. (a)                             390,975
                                                            6,200   Convergys Corp. (a)                                     157,542
                                                           10,900   Electronic Data Systems Corp.                           301,712
                                                           14,900   Fidelity National Information Services, Inc.            677,354
                                                           33,555   First Data Corp.                                        902,630
                                                            7,600   Fiserv, Inc. (a)                                        403,256
                                                           14,900   Paychex, Inc.                                           564,263
                                                           96,400   Sabre Holdings Corp. Class A                          3,157,100
                                                           15,000   Unisys Corp. (a)                                        126,450
                                                           40,055   The Western Union Co.                                   879,207
                                                                                                                      -------------
                                                                                                                         10,789,537
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                              29,700   The AES Corp. (a)(g)                                    639,144
Energy Traders - 0.5%                                       7,900   Constellation Energy Group, Inc.                        686,905
                                                           16,601   Dynegy, Inc. Class A (a)                                153,725
                                                           28,000   TXU Corp.                                             1,794,800
                                                                                                                      -------------
                                                                                                                          3,274,574
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.5%                            26,800   3M Co.                                                2,048,324
                                                          441,100   General Electric Co.                                 15,597,296
                                                              900   Textron, Inc.                                            80,820
                                                          132,042   Tyco International Ltd.                               4,165,925
                                                                                                                      -------------
                                                                                                                         21,892,365
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.6%                                           41,800   ACE Ltd.                                              2,385,108
                                                            3,500   AON Corp.                                               132,860
                                                           21,700   Aflac, Inc.                                           1,021,202
                                                           69,200   The Allstate Corp.                                    4,156,152

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          108,275   American International Group, Inc. (g)            $   7,278,246
                                                           18,500   Chubb Corp.                                             955,895
                                                            7,600   Cincinnati Financial Corp.                              322,240
                                                           21,500   Direct General Corp.                                    457,090
                                                           19,496   Genworth Financial, Inc. Class A                        681,190
                                                           16,200   Hartford Financial Services Group, Inc.               1,548,396
                                                            6,465   Lincoln National Corp.                                  438,262
                                                           96,786   Loews Corp.                                           4,396,988
                                                              300   MBIA, Inc.                                               19,647
                                                           87,000   MetLife, Inc. (d)                                     5,494,050
                                                            4,900   Principal Financial Group, Inc.                         293,363
                                                           16,400   Prudential Financial, Inc.                            1,480,264
                                                           37,129   The Travelers Cos. Inc.                               1,922,168
                                                           83,900   USI Holdings Corp. (a)                                1,413,715
                                                           15,300   UnumProvident Corp.                                     352,359
                                                            8,000   XL Capital Ltd. Class A                                 559,680
                                                                                                                      -------------
                                                                                                                         35,308,875
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%                            6,900   Amazon.com, Inc. (a)                                    274,551
                                                           67,500   IAC/InterActiveCorp (a)                               2,545,425
                                                                                                                      -------------
                                                                                                                          2,819,976
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.4%                        62,405   eBay, Inc. (a)                                        2,068,726
                                                           10,938   Google, Inc. Class A (a)                              5,011,354
                                                              700   VeriSign, Inc. (a)                                       17,584
                                                           53,732   Yahoo! Inc. (a)                                       1,681,274
                                                                                                                      -------------
                                                                                                                          8,778,938
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                           900   Eastman Kodak Co.                                        20,304
                                                            7,000   Hasbro, Inc.                                            200,340
                                                           16,800   Mattel, Inc.                                            463,176
                                                                                                                      -------------
                                                                                                                            683,820
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.8%                      18,100   Applera Corp. - Applied Biosystems Group                535,217
                                                           42,600   PerkinElmer, Inc.                                     1,031,772
                                                           80,035   Thermo Fisher Scientific, Inc. (a)                    3,741,636
                                                                                                                      -------------
                                                                                                                          5,308,625
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                                            2,300   Cummins, Inc.                                           332,856
                                                           10,400   Danaher Corp. (d)                                       743,080
                                                           33,500   Deere & Co.                                           3,639,440
                                                            1,400   Eaton Corp.                                             116,984
                                                           18,700   Illinois Tool Works, Inc.                               964,920
                                                           13,500   Ingersoll-Rand Co. Class A                              585,495
                                                            5,750   PACCAR, Inc.                                            422,050
                                                              200   Parker Hannifin Corp.                                    17,262
                                                            4,400   Terex Corp. (a)                                         315,744
                                                                                                                      -------------
                                                                                                                          7,137,831
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.2%                                               66,948   CBS Corp. Class B                                     2,047,939
                                                           46,100   Clear Channel Communications, Inc.                    1,615,344
                                                            6,700   Clear Channel Outdoor Holdings, Inc. Class A (a)        176,277
                                                          124,435   Comcast Corp. Class A (a)(d)                          3,229,088
                                                           13,600   The DIRECTV Group, Inc. (a)                             313,752
                                                           10,690   Gannett Co., Inc.                                       601,740
                                                           18,000   The McGraw-Hill Cos., Inc.                            1,131,840

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            7,700   Omnicom Group                                     $     788,326
                                                          107,800   News Corp. Class A                                    2,492,336
                                                          146,625   Time Warner, Inc.                                     2,891,445
                                                          116,800   Viacom, Inc. Class B (a)                              4,801,648
                                                                7   Walt Disney Co.                                             241
                                                                                                                      -------------
                                                                                                                         20,089,976
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.6%                                     92,100   Alcoa, Inc.                                           3,122,190
                                                            4,400   Allegheny Technologies, Inc.                            469,436
                                                           55,908   Freeport-McMoRan Copper & Gold, Inc. Class B          3,700,551
                                                           35,300   Novelis, Inc.                                         1,557,083
                                                            9,200   Nucor Corp.                                             599,196
                                                            3,900   Steel Technologies, Inc.                                115,362
                                                            5,300   United States Steel Corp.                               525,601
                                                                                                                      -------------
                                                                                                                         10,089,419
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.1%                                      7,900   DTE Energy Co.                                          378,410
                                                           54,200   Dominion Resources, Inc.                              4,811,334
                                                            7,500   Integrys Energy Group, Inc.                             416,325
                                                            2,000   KeySpan Corp.                                            82,300
                                                           12,115   NiSource, Inc.                                          296,091
                                                           26,800   NorthWestern Corp.                                      949,524
                                                           53,300   PG&E Corp.                                            2,572,791
                                                           11,100   Public Service Enterprise Group, Inc.                   921,744
                                                           11,500   Sempra Energy                                           701,615
                                                           76,500   Xcel Energy, Inc.                                     1,888,785
                                                                                                                      -------------
                                                                                                                         13,018,919
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.4%                                     4,800   Big Lots, Inc. (a)                                      150,144
                                                           31,700   Dillard's, Inc. Class A                               1,037,541
                                                           23,000   Dollar General Corp.                                    486,450
                                                           23,170   Federated Department Stores                           1,043,809
                                                           44,400   JC Penney Co., Inc.                                   3,647,904
                                                            4,900   Nordstrom, Inc.                                         259,406
                                                            1,500   Sears Holdings Corp. (a)                                270,240
                                                           30,900   Target Corp.                                          1,831,134
                                                                                                                      -------------
                                                                                                                          8,726,628
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                                  44,300   Xerox Corp. (a)                                         748,227
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 8.1%                         20,200   Anadarko Petroleum Corp.                                868,196
                                                           14,500   Apache Corp.                                          1,025,150
                                                           89,802   Chevron Corp. (d)                                     6,641,756
                                                           94,150   ConocoPhillips                                        6,435,153
                                                              600   Consol Energy, Inc.                                      23,478
                                                           37,590   Devon Energy Corp.                                    2,601,980
                                                            4,600   EOG Resources, Inc.                                     328,164
                                                           91,800   El Paso Corp.                                         1,328,346
                                                          296,690   Exxon Mobil Corp.                                    22,385,261
                                                           11,875   Hess Corp.                                              658,706
                                                            8,200   Kinder Morgan, Inc.                                     872,890
                                                           11,236   Marathon Oil Corp.                                    1,110,454
                                                           10,100   Mariner Energy, Inc. (a)                                193,213
                                                            1,300   Murphy Oil Corp.                                         69,420
                                                           28,904   Occidental Petroleum Corp.                            1,425,256
                                                            5,500   Sunoco, Inc.                                            387,420

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           41,123   Valero Energy Corp.                               $   2,652,022
                                                           26,300   Williams Cos., Inc.                                     748,498
                                                           18,400   XTO Energy, Inc.                                      1,008,504
                                                                                                                      -------------
                                                                                                                         50,763,867
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                             17,511   Domtar Corp. (a)                                        163,031
                                                            8,100   MeadWestvaco Corp.                                      249,804
                                                            5,764   Weyerhaeuser Co.                                        430,801
                                                                                                                      -------------
                                                                                                                            843,636
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%                                   26,000   Avon Products, Inc.                                     968,760
                                                           67,400   The Estee Lauder Cos., Inc. Class A                   3,292,490
                                                                                                                      -------------
                                                                                                                          4,261,250
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.0%                                     59,600   Abbott Laboratories (g)                               3,325,680
                                                                6   Allergan, Inc.                                              665
                                                            8,800   Forest Laboratories, Inc. (a)                           452,672
                                                           60,509   Johnson & Johnson                                     3,646,272
                                                            7,602   Merck & Co., Inc.                                       335,780
                                                          138,000   Mylan Laboratories Inc.                               2,917,320
                                                            3,700   New River Pharmaceuticals, Inc. (a)                     235,431
                                                          418,640   Pfizer, Inc.                                         10,574,846
                                                           50,800   Schering-Plough Corp.                                 1,295,908
                                                           51,800   Wyeth                                                 2,591,554
                                                                                                                      -------------
                                                                                                                         25,376,128
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                               2,000   Archstone-Smith Trust                                   108,560
(REITs) - 1.8%                                                200   AvalonBay Communities, Inc.                              26,000
                                                            3,492   Boston Properties, Inc.                                 409,961
                                                            6,400   Developers Diversified Realty Corp.                     402,560
                                                            1,250   General Growth Properties, Inc.                          80,713
                                                            3,900   Government Properties Trust, Inc.                        41,730
                                                           34,107   Host Marriott Corp.                                     897,355
                                                           10,301   Kimco Realty Corp.                                      502,071
                                                           30,100   Longview Fibre Co.                                      741,363
                                                           90,775   New Plan Excel Realty Trust                           2,998,298
                                                            4,300   ProLogis                                                279,199
                                                            1,104   Public Storage, Inc.                                    104,516
                                                           40,590   Simon Property Group, Inc.                            4,515,638
                                                            4,510   Vornado Realty Trust                                    538,223
                                                                                                                      -------------
                                                                                                                         11,646,187
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                                      500   CB Richard Ellis Group, Inc. (a)                         17,090
Development - 0.5%                                        104,949   Realogy Corp. (a)                                     3,107,540
                                                                                                                      -------------
                                                                                                                          3,124,630
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                                          9,500   CSX Corp.                                               380,475
                                                            9,100   Laidlaw International, Inc.                             314,860
                                                           20,000   Norfolk Southern Corp.                                1,012,000
                                                           27,416   Swift Transportation Co., Inc. (a)                      854,283
                                                           24,100   Union Pacific Corp.                                   2,447,355
                                                                                                                      -------------
                                                                                                                          5,008,973
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                              7,593   Agere Systems, Inc. (a)                                 171,754
Equipment - 2.1%                                           15,900   Altera Corp.                                            317,841
                                                            4,800   Analog Devices, Inc.                                    165,552
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           60,900   Applied Materials, Inc.                           $   1,115,688
                                                          286,500   Intel Corp.                                           5,480,745
                                                           35,400   LSI Logic Corp. (a)                                     369,576
                                                          204,500   Micron Technology, Inc. (a)                           2,470,360
                                                           12,700   National Semiconductor Corp.                            306,578
                                                            7,300   Nvidia Corp. (a)                                        210,094
                                                            8,900   Teradyne, Inc. (a)                                      147,206
                                                           65,300   Texas Instruments, Inc.                               1,965,530
                                                           14,800   Xilinx, Inc.                                            380,804
                                                                                                                      -------------
                                                                                                                         13,101,728
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.3%                                            73,400   Altiris, Inc. (a)                                     2,415,594
                                                            2,700   Autodesk, Inc. (a)                                      101,520
                                                            9,100   BMC Software, Inc. (a)                                  280,189
                                                           18,000   CA, Inc.                                                466,380
                                                           13,600   Electronic Arts, Inc. (a)                               684,896
                                                           28,500   Hyperion Solutions Corp. (a)                          1,477,155
                                                            3,600   Intuit, Inc. (a)                                         98,496
                                                           10,700   Mapinfo Corp. (a)                                       215,391
                                                          496,160   Microsoft Corp.                                      13,827,979
                                                           26,400   Symantec Corp. (a)                                      456,720
                                                           34,300   Witness Systems, Inc. (a)                               924,385
                                                                                                                      -------------
                                                                                                                         20,948,705
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                                     4,400   Abercrombie & Fitch Co. Class A                         332,992
                                                            6,517   AutoNation, Inc. (a)                                    138,421
                                                           72,700   Bed Bath & Beyond, Inc. (a)                           2,920,359
                                                           38,000   Circuit City Stores, Inc.                               704,140
                                                           24,000   The Gap, Inc.                                           413,040
                                                           82,400   Home Depot, Inc. (d)                                  3,027,376
                                                            4,374   Limited Brands Inc.                                     113,986
                                                           55,500   Lowe's Cos., Inc.                                     1,747,695
                                                           12,300   Office Depot, Inc. (a)                                  432,222
                                                            3,400   OfficeMax, Inc.                                         179,316
                                                            6,100   RadioShack Corp.                                        164,883
                                                           11,100   Sally Beauty Co., Inc. (a)                              102,009
                                                            5,000   The Sherwin-Williams Co.                                330,200
                                                           17,600   Staples, Inc.                                           454,784
                                                                                                                      -------------
                                                                                                                         11,061,423
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.2%                    60,600   Coach, Inc. (a)                                       3,033,030
                                                            5,000   Jones Apparel Group, Inc.                               153,650
                                                           28,400   Nike, Inc. Class B                                    3,017,784
                                                            6,560   Polo Ralph Lauren Corp.                                 578,264
                                                           10,500   VF Corp.                                                867,510
                                                                                                                      -------------
                                                                                                                          7,650,238
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.9%                          17,800   Countrywide Financial Corp.                             598,792
                                                               20   Freddie Mac                                               1,190
                                                          118,255   Washington Mutual, Inc. (d)                           4,775,137
                                                                                                                      -------------
                                                                                                                          5,375,119
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.9%                                            131,133   Altria Group, Inc.                                   11,514,789
                                                            9,200   Altria Group, Inc. (a)                                  606,188
                                                                                                                      -------------
                                                                                                                         12,120,977
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                                  5,633   Alltel Corp.                                      $     349,246
Services - 0.1%                                               500   Sprint Nextel Corp.                                       9,480
                                                                                                                      -------------
                                                                                                                            358,726
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $522,238,976) - 96.5%                       608,255,950
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                              600   MidCap SPDR Trust Series 1                               92,670
                                                           95,025   SPDR Trust Series 1                                  13,498,301
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Exchange-Traded Funds
                                                                    (Cost - $13,211,610) - 2.1%                          13,590,971
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Face
                                                           Amount   Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                                    $ 475,000   Genzyme Corp., 1.25% due 12/01/2023 (c)                 488,063
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                           291,000   Tyco International Group SA, 3.125%
                                                                    due 1/15/2023 (c)                                       427,770
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Corporate Bonds (Cost - $925,233) - 0.2%          915,833
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                     $ 25,595,313   BlackRock Liquidity Series, LLC Cash Sweep
                                                                    Series, 5.26%  (b)(e)                                25,595,313
                                                       15,361,400   BlackRock Liquidity Series, LLC Money Market
                                                                    Series, 5.33% (b)(e)(f)                              15,361,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $40,956,713) - 6.5%                          40,956,713
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments
                                                                    (Cost - $577,332,532*) - 105.3%                     663,719,467

                                                                    Liabilities in Excess of Other Assets - (5.3%)      (33,557,649)
                                                                                                                      -------------
                                                                    Net Assets - 100.0%                               $ 630,161,818
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                             $  584,973,158
                                                                 ==============
      Gross unrealized appreciation                              $   82,474,295
      Gross unrealized depreciation                                  (3,727,986)
                                                                 --------------
      Net unrealized appreciation                                $   78,746,309
                                                                 ==============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                  Purchase        Sale               Realized       Interest/
      Affiliate                                     Cost          Cost                 Gain      Dividend Income
      ----------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash
      Sweep Series                                   --        $4,994,264*              --          $ 421,261
      BlackRock Liquidity Series, LLC
      Money Market Series                            --        $4,287,300*              --          $   8,340
      PNC Financial Services Group, Inc.             --            --                   --          $   6,656
      ----------------------------------------------------------------------------------------------------------

*     Represents net sale cost.
(c)   Convertible security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of March 31, 2007.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) All or portion of security held as collateral in connection with open financial futures contracts.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------
      Number of                   Expiration        Face            Unrealized
      Contracts        Issue         Date           Value          Appreciation
      -------------------------------------------------------------------------
      182         S&P 500 Index    June 2007    $ 63,938,459        $ 1,181,141
      -------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 21, 2007